Revenue and Geography Information (Details) - Schedule of revenue and geography information - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Total	¥ 275,508	¥ 246,899	¥ 193,088
Feature phone [Member]
Segment Reporting Information [Line Items]
Total	111,066	144,032	173,190
Smart phone [Member]
Segment Reporting Information [Line Items]
Total	154,143	56,885	19,228
Face mask [Member]
Segment Reporting Information [Line Items]
Total		44,747
Others [Member]
Segment Reporting Information [Line Items]
Total	¥ 10,299	¥ 1,235	¥ 670